Risk Management and Report (Details) - Schedule of use of MAR - 12 months ended Dec. 31, 2023 $ in Millions, $ in Millions	CLP ($)	USD ($)
MAR LCCY + FCCY [Member] | 1 – 30 days [Member] | Maximum [Member]
Use of MAR [Line Items]
Market Access Report value	$ 1,858
MAR LCCY + FCCY [Member] | 1 – 30 days [Member] | Minimum [Member]
Use of MAR [Line Items]
Market Access Report value	(1,359)
MAR LCCY + FCCY [Member] | 1 – 30 days [Member] | Average [Member]
Use of MAR [Line Items]
Market Access Report value	347
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Maximum [Member]
Use of MAR [Line Items]
Market Access Report value	4,180
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Minimum [Member]
Use of MAR [Line Items]
Market Access Report value	917
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Average [Member]
Use of MAR [Line Items]
Market Access Report value	$ 2,375
MAR FCCY [Member] | 1 – 90 days [Member] | Maximum [Member]
Use of MAR [Line Items]
Market Access Report value		$ 994
MAR FCCY [Member] | 1 – 90 days [Member] | Minimum [Member]
Use of MAR [Line Items]
Market Access Report value		(131)
MAR FCCY [Member] | 1 – 90 days [Member] | Average [Member]
Use of MAR [Line Items]
Market Access Report value		$ 387